Hedge Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 2,850,589
Adjustment to Market Value	(14,439)
Accounting Value	2,836,150
Hedge Instruments [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Curve Value	84,767		R$ 3,249,741
Adjustment to Market Value	(2,204)		101,264
Accounting Value	82,563		3,351,004
Hedge Instruments [Member] | Swap contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	84,767		2,131,532
Adjustment to Market Value	(2,204)		72,271
Accounting Value	82,563		2,203,802
Hedge Instruments [Member] | Swap contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value			1,118,210
Adjustment to Market Value			28,993
Accounting Value			1,147,202
Hedge Instruments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve Value	41,437,967	R$ 46,649,331	789,631
Adjustment to Market Value	(7,913)
Accounting Value	41,430,054	46,649,331	789,631
Hedge Instruments [Member] | Futures contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	38,587,378	46,649,331	789,631
Adjustment to Market Value	6,527
Accounting Value	38,593,904	46,649,331	789,631
Hedge Instruments [Member] | Futures contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	28,542,862
Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	2,738,830
Adjustment to Market Value	15,685
Accounting Value	2,754,515
Hedge Objects [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Curve Value	84,937		3,555,326
Adjustment to Market Value	3,175		662,773
Accounting Value	88,112		4,218,099
Hedge Objects [Member] | Swap contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	84,937		2,131,517
Adjustment to Market Value	3,175		599,542
Accounting Value	88,112		2,731,059
Hedge Objects [Member] | Swap contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value			1,423,809
Adjustment to Market Value			63,231
Accounting Value			1,487,040
Hedge Objects [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve Value	46,351,128	42,529,036	45,427,125
Adjustment to Market Value	(2,031,108)	2,802,690	3,000,490
Accounting Value	44,320,021	45,331,727	48,427,614
Hedge Objects [Member] | Futures contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	43,612,299	42,529,036	45,427,125
Adjustment to Market Value	(2,046,793)	2,802,690	3,000,490
Accounting Value	41,565,506	R$ 45,331,727	R$ 48,427,614
Hedge Objects [Member] | Futures contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 28,659,545